Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
October 31, 2018

Dates Covered
Collections Period	09/06/18 - 10/31/18
Interest Accrual Period	10/17/18 - 11/14/18
30/360 Days	28
Actual/360 Days	29
Distribution Date	11/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,043,847,802.49	38,980
Original Yield Supplement Overcollateralization Amount	71,618,385.35	0
Aggregate Starting Principal Balance	1,115,466,187.84	38,980
Principal Payments	50,593,272.30	789
Defaulted Receivables	279,422.22	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/18	67,014,472.37	0
Pool Balance at 10/31/18	997,579,020.95	38,181

Pool Statistics	$ Amount	# of Accounts
Pool Factor	95.44%
Prepayment ABS Speed	1.01%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	4,157,799.78	141
Past Due 61-90 days	1,009,848.38	33
Past Due 91-120 days	34,892.12	1
Past Due 121+ days	0.00	0
Total	5,202,540.28	175

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.10%
Delinquency Trigger Occurred	NO

Recoveries	128,877.53
Aggregate Net Losses/(Gains) - October 2018	150,544.69
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.16%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	11,472,158.74
Actual Overcollateralization	10,522,920.27
Weighted Average APR	4.25%
Weighted Average APR, Yield Adjusted	6.84%
Weighted Average Remaining Term	65.99

Flow of Funds	$ Amount

Collections	58,316,212.75
Investment Earnings on Cash Accounts	46,389.53
Servicing Fee	(1,704,184.45)
Transfer to Collection Account	-
Available Funds	56,658,417.83

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,348,010.81
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	89,401.20
(5) Noteholders' Second Priority Principal Distributable Amount	28,000,979.05
(6) Class C Interest	47,106.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,522,920.27
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-

Total Distributions of Available Funds	56,658,417.83

Servicing Fee	1,704,184.45
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Original Note Balance	1,041,230,000.00
Principal Paid	54,173,899.32
Note Balance @ 11/15/18	987,056,100.68

Class A-1
Original Note Balance	175,000,000.00
Principal Paid	54,173,899.32
Note Balance @ 11/15/18	120,826,100.68
Note Factor @ 11/15/18	69.0434861%

Class A-2a
Original Note Balance	322,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	322,000,000.00
Note Factor @ 11/15/18	100.0000000%

Class A-2b
Original Note Balance	70,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	70,000,000.00
Note Factor @ 11/15/18	100.0000000%

Class A-3
Original Note Balance	351,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	351,000,000.00
Note Factor @ 11/15/18	100.0000000%

Class A-4
Original Note Balance	76,260,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	76,260,000.00
Note Factor @ 11/15/18	100.0000000%

Class B
Original Note Balance	31,320,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	31,320,000.00
Note Factor @ 11/15/18	100.0000000%

Class C
Original Note Balance	15,650,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	15,650,000.00
Note Factor @ 11/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,484,518.51
Total Principal Paid	54,173,899.32
Total Paid	56,658,417.83

Class A-1
Coupon	2.44054%
Interest Paid	344,048.35
Principal Paid	54,173,899.32
Total Paid to A-1 Holders	54,517,947.67

Class A-2a
Coupon	3.01000%
Interest Paid	753,837.78
Principal Paid	0.00
Total Paid to A-2a Holders	753,837.78

Class A-2b
One-Month Libor	2.28950%
Coupon	2.42950%
Interest Paid	136,996.81
Principal Paid	0.00
Total Paid to A-2b Holders	136,996.81

Class A-3
Coupon	3.33000%
Interest Paid	909,090.00
Principal Paid	0.00
Total Paid to A-3 Holders	909,090.00

Class A-4
Coupon	3.44000%
Interest Paid	204,037.87
Principal Paid	0.00
Total Paid to A-4 Holders	204,037.87

Class B
Coupon	3.67000%
Interest Paid	89,401.20
Principal Paid	0.00
Total Paid to B Holders	89,401.20

Class C
Coupon	3.87000%
Interest Paid	47,106.50
Principal Paid	0.00
Total Paid to C Holders	47,106.50

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.3861380
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	52.0287538
Total Distribution Amount	54.4148918

A-1 Interest Distribution Amount	1.9659906
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	309.5651390
Total A-1 Distribution Amount	311.5311296

A-2a Interest Distribution Amount	2.3411111
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	2.3411111

A-2b Interest Distribution Amount	1.9570973
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	1.9570973

A-3 Interest Distribution Amount	2.5900000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.5900000

A-4 Interest Distribution Amount	2.6755556
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6755556

B Interest Distribution Amount	2.8544444
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8544444

C Interest Distribution Amount	3.0100000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0100000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	516.87
Noteholders' Third Priority Principal Distributable Amount	288.89
Noteholders' Principal Distributable Amount	194.24

Account Balances	$ Amount

Reserve Account
Balance as of 10/17/18	2,609,619.51
Investment Earnings	2,252.10
Investment Earnings Paid	(2,252.10)
Deposit/(Withdrawal)	-
Balance as of 11/15/18	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Credit Risk Retention Information

The fair value of the notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$994.17	90.6%
Class B Notes	$31.31	2.9%
Class C Notes	$15.65	1.4%
Certificates	$56.45	5.1%
Total	$1,097.58	100.0%

The fair value of the Certificates is expected to represent at least 5% of the sum of the fair value of the Notes and the Certficates.